Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the six month period ended June of each year, calculated as follows:
Result attributable to ordinary shares

	For the six month period ended

	June 30, 2025	June 30, 2024

Result for the period (in USD)	51,766,350	679,620,307
Weighted average number of ordinary shares	194,216,835	197,886,375
Basic earnings per share (in USD)	0.27	3.43
Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2025	220,024,713	25,807,878	194,216,835	194,216,835
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2025	220,024,713	25,807,878	194,216,835	194,216,835

Diluted earnings per share
For the six months ended June 30, 2025, the diluted earnings per share (in USD) amount to 0.27 (2024:
3.43). As of January 1, 2024, the Company no longer has instruments that can give rise to dilution.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2025	June 30, 2024
Weighted average of ordinary shares outstanding (basic)	194,216,835	197,886,375
Effect of share-based payment arrangements	—	—
Weighted average number of ordinary shares (diluted)	194,216,835	197,886,375
There are no more remaining outstanding instruments at June 30, 2025 and June 30, 2024 which can give rise to dilution.